Quarterly Holdings Report
for
Fidelity® Series International Index Fund
January 31, 2023
IIF-NPRT1-0423
1.9891251.104
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 7.7%
Ampol Ltd.	4,811	104,331
ANZ Group Holdings Ltd.	60,562	1,077,786
APA Group unit	24,025	179,801
Aristocrat Leisure Ltd.	12,169	293,799
ASX Ltd.	3,940	192,804
Aurizon Holdings Ltd.	37,171	97,156
BHP Group Ltd.	102,708	3,597,056
BlueScope Steel Ltd.	9,541	130,106
Brambles Ltd.	28,139	239,282
Cochlear Ltd.	1,328	200,630
Coles Group Ltd.	27,160	341,609
Commonwealth Bank of Australia	34,483	2,691,816
Computershare Ltd.	11,040	185,934
CSL Ltd.	9,773	2,063,575
Dexus unit	21,837	126,612
Endeavour Group Ltd.	29,075	136,523
Fortescue Metals Group Ltd.	34,401	543,383
Goodman Group unit	34,388	490,496
IDP Education Ltd.	4,192	93,286
IGO Ltd.	13,854	144,016
Insurance Australia Group Ltd.	50,169	174,226
Lendlease Group unit	13,820	84,389
Macquarie Group Ltd.	7,434	991,763
Medibank Private Ltd.	55,850	116,351
Mineral Resources Ltd.	3,463	219,243
Mirvac Group unit	80,098	129,407
National Australia Bank Ltd.	64,136	1,447,174
Newcrest Mining Ltd.	18,156	288,483
Northern Star Resources Ltd.	23,680	211,001
Orica Ltd.	9,073	95,208
Origin Energy Ltd.	35,005	185,862
Pilbara Minerals Ltd. (a)	51,537	175,325
Qantas Airways Ltd. (a)	18,549	83,727
QBE Insurance Group Ltd.	30,168	294,347
Ramsay Health Care Ltd.	3,728	176,162
REA Group Ltd.	1,063	95,321
Reece Ltd.	4,674	53,723
Rio Tinto Ltd.	7,543	676,889
Santos Ltd.	64,788	330,735
Scentre Group unit	105,077	227,997
SEEK Ltd.	6,812	117,977
Sonic Healthcare Ltd.	9,211	206,304
South32 Ltd.	94,093	301,938
Stockland Corp. Ltd. unit	48,487	135,486
Suncorp Group Ltd.	25,565	227,256
Telstra Group Ltd.	81,997	236,987
The GPT Group unit	38,850	125,934
The Lottery Corp. Ltd. (a)	45,325	151,166
Transurban Group unit	62,507	612,828
Treasury Wine Estates Ltd.	14,693	151,349
Vicinity Centres unit	78,391	114,689
Washington H. Soul Pattinson & Co. Ltd.	4,357	88,739
Wesfarmers Ltd.	23,046	812,526
Westpac Banking Corp.	70,904	1,193,023
WiseTech Global Ltd.	2,973	128,908
Woodside Energy Group Ltd.	38,569	998,701
Woolworths Group Ltd.	24,664	630,350
TOTAL AUSTRALIA		25,221,495
Austria - 0.2%
Erste Group Bank AG	6,973	263,429
OMV AG	2,996	149,338
Verbund AG	1,382	117,266
Voestalpine AG	2,314	76,476
TOTAL AUSTRIA		606,509
Bailiwick of Jersey - 0.7%
Experian PLC	18,701	683,886
Glencore PLC	198,001	1,325,991
WPP PLC	22,137	258,643
TOTAL BAILIWICK OF JERSEY		2,268,520
Belgium - 0.8%
Ageas	3,283	159,754
Anheuser-Busch InBev SA NV	17,591	1,061,824
D'ieteren Group	503	95,642
ELIA GROUP SA/NV	668	93,537
Groupe Bruxelles Lambert SA	2,031	173,151
KBC Group NV	5,085	375,141
Sofina SA	309	73,098
Solvay SA Class A	1,512	175,308
UCB SA	2,559	209,708
Umicore SA	4,264	160,531
Warehouses de Pauw	3,265	103,150
TOTAL BELGIUM		2,680,844
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	12,581	69,995
Hongkong Land Holdings Ltd.	22,730	111,122
Jardine Matheson Holdings Ltd.	3,175	168,769
TOTAL BERMUDA		349,886
Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (b)	34,880	110,058
CK Asset Holdings Ltd.	40,726	260,382
CK Hutchison Holdings Ltd.	54,556	347,192
ESR Group Ltd. (b)	40,223	80,530
Futu Holdings Ltd. ADR (a)(c)	1,236	62,739
Grab Holdings Ltd. (a)(c)	26,148	99,101
Sands China Ltd. (a)	48,862	183,237
Sea Ltd. ADR (a)	7,341	473,127
SITC International Holdings Co. Ltd.	27,000	58,984
WH Group Ltd. (b)	168,577	103,821
Wharf Real Estate Investment Co. Ltd.	33,814	193,574
Xinyi Glass Holdings Ltd.	37,050	78,884
TOTAL CAYMAN ISLANDS		2,051,629
Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	63	133,592
Series B	102	221,880
Carlsberg A/S Series B	1,977	280,658
Chr. Hansen Holding A/S	2,143	157,718
Coloplast A/S Series B	2,413	291,332
Danske Bank A/S	14,010	290,941
Demant A/S (a)	1,911	53,858
DSV A/S	3,801	625,473
Genmab A/S (a)	1,337	523,966
Novo Nordisk A/S Series B	33,573	4,646,163
Novozymes A/S Series B	4,154	215,449
ORSTED A/S (b)	3,841	342,049
Pandora A/S	1,845	152,611
Rockwool International A/S Series B	185	52,720
Tryg A/S	7,301	166,982
Vestas Wind Systems A/S	20,511	600,185
TOTAL DENMARK		8,755,577
Finland - 1.2%
Elisa Corp. (A Shares)	2,893	164,742
Fortum Corp.	9,021	135,486
Kesko Oyj	5,550	128,940
Kone OYJ (B Shares)	6,905	375,639
Neste OYJ	8,593	409,455
Nokia Corp.	109,905	519,931
Nordea Bank ABP	68,284	795,175
Orion Oyj (B Shares)	2,165	115,778
Sampo Oyj (A Shares)	9,743	510,222
Stora Enso Oyj (R Shares)	11,210	159,588
UPM-Kymmene Corp.	10,842	391,914
Wartsila Corp.	9,523	90,278
TOTAL FINLAND		3,797,148
France - 10.8%
Accor SA (a)	3,447	111,883
Aeroports de Paris SA (a)	598	92,479
Air Liquide SA	10,592	1,686,523
Alstom SA	6,503	193,368
Amundi SA (b)	1,226	79,971
Arkema SA	1,206	121,618
AXA SA	37,961	1,184,346
bioMerieux SA	844	85,663
BNP Paribas SA	22,501	1,545,411
Bollore SA	17,909	99,880
Bouygues SA	4,668	153,782
Bureau Veritas SA	6,002	171,218
Capgemini SA	3,327	628,987
Carrefour SA	12,060	229,393
Compagnie de St. Gobain	10,040	576,609
Compagnie Generale des Etablissements Michelin SCA Series B	13,789	436,006
Covivio	927	63,440
Credit Agricole SA	24,601	296,227
Danone SA	13,041	715,159
Dassault Aviation SA	505	86,030
Dassault Systemes SA	13,542	503,639
Edenred SA	5,067	275,374
Eiffage SA	1,702	181,258
Electricite de France SA	12,149	159,352
Engie SA	37,081	526,545
EssilorLuxottica SA	5,906	1,078,037
Eurazeo SA	839	58,604
Gecina SA	929	109,682
Getlink SE	8,952	151,141
Hermes International SCA	643	1,198,500
Ipsen SA	759	79,544
Kering SA	1,521	949,038
Klepierre SA	4,356	110,151
L'Oreal SA	4,896	2,021,615
La Francaise des Jeux SAEM (b)	2,117	90,334
Legrand SA	5,420	483,269
LVMH Moet Hennessy Louis Vuitton SE	5,612	4,899,138
Orange SA	40,533	428,951
Pernod Ricard SA	4,192	865,438
Publicis Groupe SA	4,644	326,854
Remy Cointreau SA	466	87,441
Renault SA (a)	3,909	158,258
Safran SA	6,921	995,208
Sanofi SA	23,136	2,265,581
Sartorius Stedim Biotech	562	194,841
Schneider Electric SA	10,990	1,782,749
SEB SA	510	53,144
Societe Generale Series A	16,413	488,559
Sodexo SA	1,801	178,213
Teleperformance	1,201	332,945
Thales SA	2,170	286,397
TotalEnergies SE (c)	50,444	3,118,488
Ubisoft Entertainment SA (a)	1,943	40,233
Valeo SA	4,145	90,057
Veolia Environnement SA	13,523	401,396
VINCI SA	10,920	1,233,846
Vivendi SA	14,687	157,402
Wendel SA	548	57,789
Worldline SA (a)(b)	4,859	220,433
TOTAL FRANCE		35,197,437
Germany - 7.6%
adidas AG	3,512	565,489
Allianz SE	8,268	1,976,993
BASF AG	18,593	1,066,038
Bayer AG	19,906	1,239,048
Bayerische Motoren Werke AG (BMW)	6,725	685,040
Bechtle AG	1,630	68,348
Beiersdorf AG	2,049	249,113
Brenntag SE	3,139	234,320
Carl Zeiss Meditec AG	814	116,768
Commerzbank AG (a)	21,634	246,131
Continental AG	2,238	157,142
Covestro AG (b)	3,929	180,909
Daimler Truck Holding AG (a)	9,186	307,286
Delivery Hero AG (a)(b)	3,434	206,151
Deutsche Bank AG	41,989	557,275
Deutsche Borse AG	3,858	690,359
Deutsche Lufthansa AG (a)	12,095	127,691
Deutsche Post AG	20,130	866,731
Deutsche Telekom AG	65,810	1,466,167
E.ON SE	45,579	494,818
Evonik Industries AG	4,222	93,451
Fresenius Medical Care AG & Co. KGaA	4,179	156,941
Fresenius SE & Co. KGaA	8,581	247,494
GEA Group AG	3,076	138,277
Hannover Reuck SE	1,224	247,771
HeidelbergCement AG	2,946	202,147
HelloFresh AG (a)	3,315	79,935
Henkel AG & Co. KGaA	2,095	139,984
Infineon Technologies AG	26,526	955,213
Knorr-Bremse AG	1,458	95,831
LEG Immobilien AG	1,500	116,727
Mercedes-Benz Group AG (Germany)	16,241	1,208,526
Merck KGaA	2,626	548,121
MTU Aero Engines AG	1,086	270,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,845	1,023,764
Nemetschek SE	1,151	61,152
Puma AG	2,148	145,623
Rational AG	102	66,755
Rheinmetall AG	885	205,895
RWE AG	13,046	578,665
SAP SE	21,179	2,510,559
Scout24 AG (b)	1,613	93,606
Siemens AG	15,504	2,421,807
Siemens Energy AG	8,863	184,229
Siemens Healthineers AG (b)	5,727	307,131
Symrise AG	2,698	286,823
Telefonica Deutschland Holding AG	21,574	63,420
United Internet AG	1,978	45,782
Volkswagen AG	597	104,499
Vonovia SE	14,554	411,120
Zalando SE (a)(b)	4,554	210,858
TOTAL GERMANY		24,724,055
Hong Kong - 2.2%
AIA Group Ltd.	242,045	2,736,960
BOC Hong Kong (Holdings) Ltd.	75,210	262,851
CLP Holdings Ltd.	33,236	246,941
Galaxy Entertainment Group Ltd.	44,635	310,718
Hang Lung Properties Ltd.	41,400	78,062
Hang Seng Bank Ltd.	15,576	259,391
Henderson Land Development Co. Ltd.	29,140	107,643
Hong Kong & China Gas Co. Ltd.	227,697	228,612
Hong Kong Exchanges and Clearing Ltd.	24,367	1,095,969
Link (REIT)	42,954	343,820
MTR Corp. Ltd.	31,611	169,167
New World Development Co. Ltd.	30,305	90,579
Power Assets Holdings Ltd.	28,303	160,143
Sino Land Ltd.	70,809	92,015
Sun Hung Kai Properties Ltd.	29,180	413,820
Swire Pacific Ltd. (A Shares)	10,356	94,901
Swire Properties Ltd.	24,165	67,917
Techtronic Industries Co. Ltd.	27,792	358,288
TOTAL HONG KONG		7,117,797
Ireland - 0.8%
AIB Group PLC	21,526	89,864
Bank of Ireland Group PLC	21,748	231,374
CRH PLC	15,342	716,817
DCC PLC (United Kingdom)	1,995	113,286
Flutter Entertainment PLC (Ireland) (a)	3,395	525,211
James Hardie Industries PLC CDI	9,061	203,316
Kerry Group PLC Class A	3,239	302,619
Kingspan Group PLC (Ireland)	3,140	200,723
Smurfit Kappa Group PLC	4,990	208,478
TOTAL IRELAND		2,591,688
Isle of Man - 0.1%
Entain PLC	11,893	219,315
Israel - 0.7%
Azrieli Group	881	56,408
Bank Hapoalim BM (Reg.)	25,782	230,807
Bank Leumi le-Israel BM	31,411	276,012
Bezeq The Israel Telecommunication Corp. Ltd.	41,563	68,697
Check Point Software Technologies Ltd. (a)	2,040	259,488
CyberArk Software Ltd. (a)	825	116,226
Elbit Systems Ltd. (Israel)	537	89,815
Icl Group Ltd.	14,344	113,035
Israel Discount Bank Ltd. (Class A)	25,171	127,910
Mizrahi Tefahot Bank Ltd.	3,119	102,471
NICE Ltd. (a)	1,291	265,931
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	22,486	237,002
Tower Semiconductor Ltd. (a)	2,208	92,756
Wix.com Ltd. (a)	1,154	100,375
ZIM Integrated Shipping Services Ltd. (c)	1,709	32,386
TOTAL ISRAEL		2,169,319
Italy - 1.7%
Amplifon SpA	2,496	68,571
Assicurazioni Generali SpA	22,585	439,504
DiaSorin SpA	504	65,340
Enel SpA	164,717	969,873
Eni SpA	50,792	781,599
FinecoBank SpA	12,398	221,721
Infrastrutture Wireless Italiane SpA (b)	6,614	72,228
Intesa Sanpaolo SpA	339,445	892,492
Mediobanca SpA	12,292	131,708
Moncler SpA	4,163	258,876
Nexi SpA (a)(b)	11,932	104,553
Poste Italiane SpA (b)	10,582	112,580
Prysmian SpA	5,177	210,494
Recordati SpA	2,108	91,966
Snam SpA	40,796	207,796
Telecom Italia SpA (a)	205,240	59,090
Terna - Rete Elettrica Nazionale	28,503	224,718
UniCredit SpA	39,028	762,261
TOTAL ITALY		5,675,370
Japan - 20.8%
Advantest Corp.	3,833	274,753
AEON Co. Ltd.	13,291	272,488
AGC, Inc.	3,894	143,478
Aisin Seiki Co. Ltd.	2,974	86,768
Ajinomoto Co., Inc.	9,283	306,047
Ana Holdings, Inc. (a)	3,263	72,219
Asahi Group Holdings	9,262	305,852
ASAHI INTECC Co. Ltd.	4,426	77,651
Asahi Kasei Corp.	25,493	193,177
Astellas Pharma, Inc.	37,313	549,252
Azbil Corp.	2,307	65,054
Bandai Namco Holdings, Inc.	4,037	269,969
Bridgestone Corp.	11,584	432,468
Brother Industries Ltd.	4,874	75,704
Canon, Inc.	20,271	449,861
Capcom Co. Ltd.	3,494	113,219
Central Japan Railway Co.	2,940	358,606
Chiba Bank Ltd.	10,705	80,998
Chubu Electric Power Co., Inc.	13,095	141,047
Chugai Pharmaceutical Co. Ltd.	13,622	353,152
Concordia Financial Group Ltd.	21,926	96,351
CyberAgent, Inc.	8,572	80,165
Dai Nippon Printing Co. Ltd.	4,505	106,361
Dai-ichi Mutual Life Insurance Co.	19,911	467,167
Daifuku Co. Ltd.	2,070	113,982
Daiichi Sankyo Kabushiki Kaisha	35,546	1,116,391
Daikin Industries Ltd.	5,017	871,426
Daito Trust Construction Co. Ltd.	1,209	119,472
Daiwa House Industry Co. Ltd.	12,150	291,783
Daiwa House REIT Investment Corp.	45	97,908
Daiwa Securities Group, Inc.	27,056	127,680
DENSO Corp.	8,822	476,438
Dentsu Group, Inc.	4,363	140,527
Disco Corp.	548	164,637
East Japan Railway Co.	6,102	340,237
Eisai Co. Ltd.	5,121	316,836
ENEOS Holdings, Inc.	62,414	223,454
FANUC Corp.	3,921	692,800
Fast Retailing Co. Ltd.	1,197	727,009
Fuji Electric Co. Ltd.	2,511	101,640
FUJIFILM Holdings Corp.	7,300	386,325
Fujitsu Ltd.	4,028	573,504
GLP J-REIT	86	97,314
GMO Payment Gateway, Inc.	869	80,410
Hakuhodo DY Holdings, Inc.	4,780	51,659
Hamamatsu Photonics K.K.	2,841	151,795
Hankyu Hanshin Holdings, Inc.	4,675	138,952
Hikari Tsushin, Inc.	390	55,668
Hirose Electric Co. Ltd.	653	85,010
Hitachi Construction Machinery Co. Ltd.	2,183	51,482
Hitachi Ltd.	19,625	1,029,184
Honda Motor Co. Ltd.	33,038	817,245
Hoshizaki Corp.	2,168	77,932
Hoya Corp.	7,328	805,874
Hulic Co. Ltd.	7,700	63,292
Ibiden Co. Ltd.	2,277	88,869
Idemitsu Kosan Co. Ltd.	4,207	105,178
Iida Group Holdings Co. Ltd.	3,037	50,628
INPEX Corp.	21,210	233,069
Isuzu Motors Ltd.	11,826	149,544
ITO EN Ltd.	1,089	38,855
Itochu Corp.	24,150	780,572
ITOCHU Techno-Solutions Corp.	1,965	48,649
Japan Airlines Co. Ltd. (a)	2,937	62,287
Japan Exchange Group, Inc.	10,263	157,071
Japan Post Bank Co. Ltd.	8,262	73,407
Japan Post Holdings Co. Ltd.	48,303	424,074
Japan Post Insurance Co. Ltd.	4,067	72,555
Japan Real Estate Investment Corp.	25	107,187
Japan Retail Fund Investment Corp.	142	109,778
Japan Tobacco, Inc.	24,308	495,687
JFE Holdings, Inc.	10,020	132,120
JSR Corp.	3,641	81,923
Kajima Corp.	8,554	105,054
Kakaku.com, Inc.	2,724	45,415
Kansai Electric Power Co., Inc.	14,280	137,332
Kao Corp.	9,606	388,292
KDDI Corp.	32,700	1,021,661
Keio Corp.	2,073	76,088
Keisei Electric Railway Co.	2,619	76,394
Keyence Corp.	3,905	1,797,741
Kikkoman Corp.	2,942	155,609
Kintetsu Group Holdings Co. Ltd.	3,487	113,554
Kirin Holdings Co. Ltd.	16,574	255,401
Kobayashi Pharmaceutical Co. Ltd.	1,081	77,607
Kobe Bussan Co. Ltd.	3,105	89,647
Koei Tecmo Holdings Co. Ltd.	2,396	43,574
Koito Manufacturing Co. Ltd.	4,344	73,275
Komatsu Ltd.	18,768	461,213
Konami Group Corp.	1,855	91,217
Kose Corp.	656	72,378
Kubota Corp.	20,743	311,732
Kurita Water Industries Ltd.	2,165	97,898
Kyocera Corp.	6,438	334,077
Kyowa Hakko Kirin Co., Ltd.	5,447	121,473
Lasertec Corp.	1,525	288,717
LIXIL Group Corp.	5,743	99,146
M3, Inc.	8,938	244,391
Makita Corp.	4,573	121,810
Marubeni Corp.	31,372	384,890
Mazda Motor Corp.	11,472	91,317
McDonald's Holdings Co. (Japan) Ltd.	1,814	71,666
Meiji Holdings Co. Ltd.	2,291	118,153
Minebea Mitsumi, Inc.	7,311	127,450
Misumi Group, Inc.	5,767	145,141
Mitsubishi Chemical Holdings Corp.	26,047	146,161
Mitsubishi Corp.	25,635	858,412
Mitsubishi Electric Corp.	39,256	432,631
Mitsubishi Estate Co. Ltd.	23,984	308,269
Mitsubishi Heavy Industries Ltd.	6,512	255,335
Mitsubishi UFJ Financial Group, Inc.	242,421	1,775,705
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,178	67,262
Mitsui & Co. Ltd.	29,129	859,385
Mitsui Chemicals, Inc.	3,710	87,328
Mitsui Fudosan Co. Ltd.	18,441	345,652
Mitsui OSK Lines Ltd.	7,000	173,731
Mizuho Financial Group, Inc.	48,999	765,387
MonotaRO Co. Ltd.	5,022	76,075
MS&AD Insurance Group Holdings, Inc.	9,043	290,043
Murata Manufacturing Co. Ltd.	11,661	666,315
NEC Corp.	5,035	181,903
Nexon Co. Ltd.	9,614	231,818
NGK Insulators Ltd.	4,741	65,622
Nidec Corp.	9,049	501,485
Nihon M&A Center Holdings, Inc.	6,096	62,322
Nintendo Co. Ltd.	22,370	969,914
Nippon Building Fund, Inc.	31	135,481
Nippon Express Holdings, Inc.	1,523	88,384
Nippon Paint Holdings Co. Ltd.	16,905	154,334
Nippon Prologis REIT, Inc.	43	97,573
Nippon Sanso Holdings Corp.	3,550	57,904
Nippon Shinyaku Co. Ltd.	975	50,180
Nippon Steel & Sumitomo Metal Corp.	16,482	343,069
Nippon Telegraph & Telephone Corp.	24,245	726,999
Nippon Yusen KK	9,865	234,677
Nissan Chemical Corp.	2,607	123,076
Nissan Motor Co. Ltd.	47,264	169,817
Nisshin Seifun Group, Inc.	3,920	49,100
Nissin Food Holdings Co. Ltd.	1,306	102,100
Nitori Holdings Co. Ltd.	1,635	216,402
Nitto Denko Corp.	2,863	185,057
Nomura Holdings, Inc.	59,185	236,197
Nomura Real Estate Holdings, Inc.	2,393	52,743
Nomura Real Estate Master Fund, Inc.	86	100,574
Nomura Research Institute Ltd.	8,039	192,997
NTT Data Corp.	12,845	199,244
Obayashi Corp.	13,193	102,334
OBIC Co. Ltd.	1,416	227,023
Odakyu Electric Railway Co. Ltd.	5,893	77,477
Oji Holdings Corp.	16,255	67,178
Olympus Corp.	24,753	465,347
OMRON Corp.	3,711	214,721
Ono Pharmaceutical Co. Ltd.	7,321	158,856
Open House Group Co. Ltd.	1,600	60,528
Oracle Corp. Japan	764	52,339
Oriental Land Co. Ltd.	4,034	672,145
ORIX Corp.	24,304	427,337
Osaka Gas Co. Ltd.	7,536	121,608
Otsuka Corp.	2,275	74,847
Otsuka Holdings Co. Ltd.	7,954	255,168
Pan Pacific International Holdings Ltd.	7,694	142,286
Panasonic Holdings Corp.	44,909	416,458
Persol Holdings Co. Ltd.	3,600	78,932
Rakuten Group, Inc.	17,546	89,457
Recruit Holdings Co. Ltd.	29,273	941,427
Renesas Electronics Corp. (a)	23,803	244,840
Resona Holdings, Inc.	43,977	243,357
Ricoh Co. Ltd.	11,625	90,240
ROHM Co. Ltd.	1,746	139,910
SBI Holdings, Inc. Japan	4,997	105,933
SCSK Corp.	3,158	51,436
Secom Co. Ltd.	4,249	253,138
Seiko Epson Corp.	5,644	87,527
Sekisui Chemical Co. Ltd.	7,498	105,034
Sekisui House Ltd.	12,534	236,883
Seven & i Holdings Co. Ltd.	15,259	720,422
SG Holdings Co. Ltd.	5,937	91,616
Sharp Corp.	4,760	39,565
Shimadzu Corp.	4,774	146,710
SHIMANO, Inc.	1,524	271,783
SHIMIZU Corp.	11,423	64,034
Shin-Etsu Chemical Co. Ltd.	7,594	1,119,531
Shionogi & Co. Ltd.	5,341	254,523
Shiseido Co. Ltd.	8,069	419,395
Shizuoka Financial Group	8,999	76,236
SMC Corp.	1,196	607,462
SoftBank Corp.	58,313	667,223
SoftBank Group Corp.	24,524	1,161,017
Sompo Holdings, Inc.	6,359	273,748
Sony Group Corp.	25,613	2,288,562
Square Enix Holdings Co. Ltd.	1,755	82,996
Subaru Corp.	12,528	205,856
Sumco Corp.	7,049	104,443
Sumitomo Chemical Co. Ltd.	30,226	116,026
Sumitomo Corp.	22,875	410,605
Sumitomo Electric Industries Ltd.	14,544	174,763
Sumitomo Metal Mining Co. Ltd.	4,986	202,448
Sumitomo Mitsui Financial Group, Inc.	26,487	1,151,154
Sumitomo Mitsui Trust Holdings, Inc.	6,855	249,718
Sumitomo Realty & Development Co. Ltd.	6,322	154,112
Suntory Beverage & Food Ltd.	2,832	95,630
Suzuki Motor Corp.	7,418	278,117
Sysmex Corp.	3,380	224,382
T&D Holdings, Inc.	10,796	172,804
Taisei Corp.	3,716	128,284
Takeda Pharmaceutical Co. Ltd.	30,478	958,149
TDK Corp.	7,851	280,487
Terumo Corp.	13,080	380,764
TIS, Inc.	4,572	131,835
Tobu Railway Co. Ltd.	3,815	89,512
Toho Co. Ltd.	2,290	84,578
Tokio Marine Holdings, Inc.	37,268	780,568
Tokyo Electric Power Co., Inc. (a)	30,925	115,808
Tokyo Electron Ltd.	3,050	1,066,049
Tokyo Gas Co. Ltd.	7,915	165,738
Tokyu Corp.	10,817	139,100
Toppan, Inc.	5,238	84,396
Toray Industries, Inc.	28,202	173,275
Toshiba Corp.	7,944	272,850
Tosoh Corp.	5,227	68,387
Toto Ltd.	2,935	114,063
Toyota Industries Corp.	2,941	179,026
Toyota Motor Corp.	215,090	3,158,752
Toyota Tsusho Corp.	4,357	184,485
Trend Micro, Inc.	2,720	134,678
Unicharm Corp.	8,174	311,803
USS Co. Ltd.	4,068	66,911
Welcia Holdings Co. Ltd.	1,955	43,696
West Japan Railway Co.	4,470	187,197
Yakult Honsha Co. Ltd.	2,614	186,608
Yamaha Corp.	2,823	109,770
Yamaha Motor Co. Ltd.	6,072	149,558
Yamato Holdings Co. Ltd.	5,712	99,943
Yaskawa Electric Corp.	4,898	191,459
Yokogawa Electric Corp.	4,579	80,405
Z Holdings Corp.	54,317	158,047
ZOZO, Inc.	2,482	64,341
TOTAL JAPAN		67,616,271
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	10,704	330,021
Aroundtown SA	20,703	57,371
Eurofins Scientific SA	2,737	195,611
Tenaris SA	9,598	170,084
TOTAL LUXEMBOURG		753,087
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	54,754	37,848
HKT Trust/HKT Ltd. unit	76,292	99,956
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	2,399	154,320
TOTAL MULTI-NATIONAL		292,124
Netherlands - 5.7%
ABN AMRO Bank NV GDR (b)	8,196	135,525
Adyen BV (a)(b)	440	665,239
AEGON NV	36,073	198,971
AerCap Holdings NV (a)	2,747	173,638
Airbus Group NV	11,982	1,502,134
Akzo Nobel NV	3,691	274,924
Argenx SE (a)	1,119	426,212
ASM International NV (Netherlands)	952	318,977
ASML Holding NV (Netherlands)	8,245	5,455,284
CNH Industrial NV	20,784	364,915
Davide Campari Milano NV	10,594	113,192
Euronext NV (b)	1,743	140,791
EXOR NV	2,204	174,626
Ferrari NV (Italy)	2,559	636,804
Heineken Holding NV	2,052	168,762
Heineken NV (Bearer)	5,266	526,278
IMCD NV	1,159	182,764
ING Groep NV (Certificaten Van Aandelen)	76,321	1,105,148
JDE Peet's BV	1,997	59,790
Just Eat Takeaway.com NV (a)(b)	3,673	94,226
Koninklijke Ahold Delhaize NV	21,239	633,920
Koninklijke DSM NV	3,552	454,505
Koninklijke KPN NV	66,892	228,693
Koninklijke Philips Electronics NV	18,080	312,159
NN Group NV	5,664	245,196
OCI NV	2,114	71,797
Prosus NV	16,816	1,357,812
QIAGEN NV (Germany) (a)	4,618	224,163
Randstad NV	2,434	155,275
Stellantis NV (Italy)	44,711	698,782
STMicroelectronics NV (France)	13,883	653,727
Universal Music Group NV	14,741	376,815
Wolters Kluwer NV	5,330	580,320
TOTAL NETHERLANDS		18,711,364
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	25,452	140,076
Fisher & Paykel Healthcare Corp.	11,718	192,306
Mercury Nz Ltd.	14,328	55,664
Meridian Energy Ltd.	25,964	89,737
Spark New Zealand Ltd.	38,094	128,443
Xero Ltd. (a)	2,748	151,460
TOTAL NEW ZEALAND		757,686
Norway - 0.7%
Adevinta ASA Class B (a)	6,044	51,529
Aker BP ASA	6,428	195,256
DNB Bank ASA	18,926	353,908
Equinor ASA	19,353	589,815
Gjensidige Forsikring ASA	4,019	72,032
Kongsberg Gruppen ASA	1,779	70,578
Mowi ASA	8,417	155,200
Norsk Hydro ASA	27,345	221,709
Orkla ASA	15,224	113,658
Salmar ASA	1,345	62,307
Telenor ASA	14,245	149,125
Yara International ASA	3,371	149,273
TOTAL NORWAY		2,184,390
Portugal - 0.2%
Energias de Portugal SA	56,349	279,222
Galp Energia SGPS SA Class B	10,193	139,522
Jeronimo Martins SGPS SA	5,750	124,647
TOTAL PORTUGAL		543,391
Singapore - 1.3%
CapitaLand Ascendas REIT	68,251	150,195
CapitaLand Investment Ltd.	52,853	160,124
CapitaMall Trust	108,323	177,231
City Developments Ltd.	8,468	53,745
DBS Group Holdings Ltd.	36,698	1,004,654
Genting Singapore Ltd.	121,894	92,318
Jardine Cycle & Carriage Ltd.	2,000	44,339
Keppel Corp. Ltd.	29,716	171,570
Mapletree Logistics Trust (REIT)	68,768	88,903
Mapletree Pan Asia Commercial Trust	46,877	65,226
Oversea-Chinese Banking Corp. Ltd.	68,728	679,057
Singapore Airlines Ltd.	27,162	122,823
Singapore Exchange Ltd.	17,389	122,480
Singapore Technologies Engineering Ltd.	31,393	88,263
Singapore Telecommunications Ltd.	167,762	321,292
United Overseas Bank Ltd.	23,966	544,763
UOL Group Ltd.	9,644	51,456
Venture Corp. Ltd.	5,557	78,472
Wilmar International Ltd.	39,022	121,320
TOTAL SINGAPORE		4,138,231
Spain - 2.4%
Acciona SA	499	97,105
ACS Actividades de Construccion y Servicios SA	4,401	129,853
ACS Actividades de Construccion y Servicios SA rights (a)	4,401	2,233
Aena SME SA (a)(b)	1,516	227,777
Amadeus IT Holding SA Class A (a)	9,158	576,990
Banco Bilbao Vizcaya Argentaria SA	122,742	867,022
Banco Santander SA (Spain)	340,177	1,188,898
CaixaBank SA	90,071	399,641
Cellnex Telecom SA (b)	11,047	432,910
Corp. ACCIONA Energias Renovables SA	1,365	55,678
EDP Renovaveis SA	5,848	126,803
Enagas SA	5,013	89,732
Endesa SA	6,454	128,191
Ferrovial SA	9,921	291,643
Grifols SA (a)	5,977	78,787
Iberdrola SA	124,420	1,459,667
Industria de Diseno Textil SA	22,168	692,103
Naturgy Energy Group SA	2,920	82,536
Red Electrica Corporacion SA	8,265	145,921
Repsol SA	28,040	460,609
Telefonica SA	105,748	401,739
TOTAL SPAIN		7,935,838
Sweden - 2.9%
Alfa Laval AB	5,835	182,455
ASSA ABLOY AB (B Shares)	20,353	479,441
Atlas Copco AB:
(A Shares)	54,533	647,092
(B Shares)	31,722	332,884
Boliden AB	5,540	247,662
Electrolux AB (B Shares)	4,391	61,958
Embracer Group AB (a)	12,953	60,123
Epiroc AB:
(A Shares)	13,390	260,526
(B Shares)	7,923	131,790
EQT AB (c)	6,062	135,586
Ericsson (B Shares)	59,296	343,944
Essity AB (B Shares)	12,377	322,752
Evolution AB (b)	3,715	417,533
Fastighets AB Balder (a)	12,573	64,382
Getinge AB (B Shares)	4,624	103,732
H&M Hennes & Mauritz AB (B Shares)	14,864	183,069
Hexagon AB (B Shares)	39,551	453,393
Holmen AB (B Shares)	1,883	77,390
Husqvarna AB (B Shares)	8,348	70,695
Industrivarden AB:
(A Shares)	2,690	70,995
(C Shares)	3,106	81,529
Indutrade AB	5,544	122,463
Investment AB Latour (B Shares)	3,070	64,467
Investor AB:
(A Shares)	10,084	200,473
(B Shares)	36,800	712,064
Kinnevik AB (B Shares) (a)	4,858	74,582
L E Lundbergforetagen AB	1,518	70,010
Lifco AB	4,687	85,582
Nibe Industrier AB (B Shares)	30,788	330,767
Sagax AB	3,847	95,314
Sandvik AB	21,667	447,806
Securitas AB (B Shares)	9,911	90,357
Skandinaviska Enskilda Banken AB (A Shares)	32,830	396,028
Skanska AB (B Shares)	6,900	121,273
SKF AB (B Shares)	7,789	137,307
Svenska Cellulosa AB SCA (B Shares)	12,367	171,120
Svenska Handelsbanken AB (A Shares)	29,632	309,003
Swedbank AB (A Shares)	18,402	352,639
Swedish Orphan Biovitrum AB (a)	3,383	75,181
Tele2 AB (B Shares)	11,514	99,312
Telia Co. AB	54,086	139,685
Volvo AB:
(A Shares)	3,928	81,358
(B Shares)	30,580	606,815
Volvo Car AB (a)	12,356	61,274
TOTAL SWEDEN		9,573,811
Switzerland - 9.6%
ABB Ltd. (Reg.)	31,902	1,110,689
Adecco SA (Reg.)	3,242	119,906
Alcon, Inc. (Switzerland)	10,150	761,222
Bachem Holding AG (B Shares)	688	60,458
Baloise Holdings AG	932	152,805
Banque Cantonale Vaudoise	624	59,197
Barry Callebaut AG	73	152,060
BKW AG	420	60,282
Clariant AG (Reg.)	4,317	73,655
Coca-Cola HBC AG	4,073	98,495
Compagnie Financiere Richemont SA Series A	10,585	1,631,755
Credit Suisse Group AG	73,022	251,552
Ems-Chemie Holding AG	142	105,395
Geberit AG (Reg.)	729	412,158
Givaudan SA	187	603,792
Holcim AG	11,254	672,817
Julius Baer Group Ltd.	4,345	277,169
Kuehne & Nagel International AG	1,104	262,404
Lindt & Spruengli AG	2	224,795
Lindt & Spruengli AG (participation certificate)	23	252,234
Logitech International SA (Reg.)	3,519	204,951
Lonza Group AG	1,512	862,508
Nestle SA (Reg. S)	55,772	6,804,693
Novartis AG	43,883	3,967,422
Partners Group Holding AG	461	430,032
Roche Holding AG:
(Bearer)	519	189,459
(participation certificate)	14,279	4,457,481
Schindler Holding AG:
(participation certificate)	818	173,652
(Reg.)	474	95,473
SGS SA (Reg.)	128	311,087
Sig Group AG	6,215	153,559
Sika AG	2,967	843,064
Sonova Holding AG	1,091	271,588
Straumann Holding AG	2,269	297,096
Swatch Group AG (Bearer)	592	214,345
Swatch Group AG (Bearer) (Reg.)	1,008	65,952
Swiss Life Holding AG	626	369,241
Swiss Prime Site AG	1,559	138,616
Swiss Re Ltd.	6,127	639,537
Swisscom AG	526	310,257
Temenos Group AG	1,273	90,354
UBS Group AG	67,868	1,441,129
VAT Group AG (b)	549	169,707
Zurich Insurance Group Ltd.	3,047	1,506,830
TOTAL SWITZERLAND		31,350,873
United Kingdom - 13.6%
3i Group PLC	19,786	386,020
Abrdn PLC	43,515	114,055
Admiral Group PLC	3,638	98,672
Anglo American PLC (United Kingdom)	25,809	1,113,153
Antofagasta PLC	8,018	171,257
Ashtead Group PLC	8,954	586,609
Associated British Foods PLC	7,254	165,984
AstraZeneca PLC (United Kingdom)	31,430	4,117,724
Auto Trader Group PLC (b)	19,122	148,358
Aviva PLC	56,972	320,074
BAE Systems PLC	63,617	673,453
Barclays PLC	326,708	751,034
Barratt Developments PLC	20,686	117,262
Berkeley Group Holdings PLC	2,210	112,935
BP PLC	381,304	2,303,173
British American Tobacco PLC (United Kingdom)	43,326	1,660,851
British Land Co. PLC	17,740	96,756
BT Group PLC	140,460	215,852
Bunzl PLC	6,849	250,781
Burberry Group PLC	7,970	242,774
Compass Group PLC	35,765	854,355
Croda International PLC	2,833	240,505
Diageo PLC	46,141	2,017,566
GSK PLC	82,466	1,448,518
Haleon PLC (a)	103,203	412,556
Halma PLC	7,721	204,465
Hargreaves Lansdown PLC	7,134	78,189
Hikma Pharmaceuticals PLC	3,295	69,403
HSBC Holdings PLC (United Kingdom)	404,926	2,983,636
Imperial Brands PLC	18,350	460,333
Informa PLC	29,395	242,516
InterContinental Hotel Group PLC	3,727	258,742
Intertek Group PLC	3,286	176,022
J Sainsbury PLC	35,502	114,936
JD Sports Fashion PLC	51,830	103,995
Johnson Matthey PLC	3,699	102,881
Kingfisher PLC	39,923	137,731
Land Securities Group PLC	14,335	125,195
Legal & General Group PLC	121,426	380,238
Lloyds Banking Group PLC	1,385,738	901,833
London Stock Exchange Group PLC	6,684	611,887
M&G PLC	50,988	126,915
Melrose Industries PLC	82,524	144,674
Mondi PLC	9,921	186,280
National Grid PLC	75,727	962,710
NatWest Group PLC	108,016	412,087
Next PLC	2,629	214,500
NMC Health PLC (a)	941	18
Ocado Group PLC (a)	11,635	92,664
Pearson PLC	13,463	153,535
Persimmon PLC	6,452	112,315
Phoenix Group Holdings PLC	15,210	120,161
Prudential PLC	55,857	928,068
Reckitt Benckiser Group PLC	14,534	1,035,707
RELX PLC (London Stock Exchange)	38,983	1,158,144
Rentokil Initial PLC	50,988	309,162
Rio Tinto PLC	22,793	1,784,721
Rolls-Royce Holdings PLC (a)	169,020	221,135
Sage Group PLC	20,721	198,440
Schroders PLC	14,686	86,527
Segro PLC	24,533	251,098
Severn Trent PLC	5,115	177,578
Shell PLC (London)	147,289	4,324,080
Smith & Nephew PLC	17,674	244,084
Smiths Group PLC	7,380	157,130
Spirax-Sarco Engineering PLC	1,497	212,795
SSE PLC	21,691	462,987
St. James's Place PLC	11,078	166,963
Standard Chartered PLC (United Kingdom)	50,796	425,341
Taylor Wimpey PLC	71,216	102,900
Tesco PLC	151,691	461,047
Unilever PLC	51,610	2,626,904
United Utilities Group PLC	13,872	180,940
Vodafone Group PLC	536,763	619,325
Whitbread PLC	4,108	154,013
TOTAL UNITED KINGDOM		44,387,227
United States of America - 0.1%
Coca-Cola European Partners PLC	4,172	234,550
TOTAL COMMON STOCKS (Cost $289,260,884)		311,905,432

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,206	113,738
Dr. Ing. h.c. F. Porsche AG Series F (a)	2,311	273,852
Henkel AG & Co. KGaA	3,628	257,949
Porsche Automobil Holding SE (Germany)	3,113	186,147
Sartorius AG (non-vtg.)	492	219,460
Volkswagen AG	3,773	523,280

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,651,042)		1,574,426

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $490,622)	500,000	490,613

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	13,571,136	13,573,850
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	3,563,419	3,563,775
TOTAL MONEY MARKET FUNDS (Cost $17,137,625)		17,137,625

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $308,540,173)	331,108,096
NET OTHER ASSETS (LIABILITIES) - (1.6)% (h)	(5,221,343)
NET ASSETS - 100.0%	325,886,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	118	Mar 2023	12,502,100	598,912	598,912

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,747,278 or 1.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $490,613.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $105,122 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,870,962	26,761,452	17,058,564	72,986	-	-	13,573,850	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	2,022,594	5,357,245	3,816,064	7,838	-	-	3,563,775	0.0%
Total	5,893,556	32,118,697	20,874,628	80,824	-	-	17,137,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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